Expense Example, No Redemption - Pioneer Fund VCT Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	$ 1,271